Auditors' fees (Tables)	12 Months Ended
Dec. 31, 2019
Auditors' fees
Schedule of amount of fees of the auditors of the parent company and their partner firms included in the consolidated income statement

(in millions of euros)		Audit and related services					Other services	Total
		Statutory audit fees, certification,		Services required		Sub-total	rendered by
		auditing of the accounts		by the law			auditors' networks to
		o/w issuer		o/w issuer			fully-consolidated
EY							subsidiaries
2019		10.2	5.1	0.3	—	10.5	0.4	10.8
	%	94%	48%	3%	—	97%	3%	100%
2018		10.6	5.4	0.3	—	10.8	0.4	11.3
	%	94%	48%	2%	0%	96%	4%	100%
2017		11.6	7.1	0.0	0.0	11.6	0.6	12.2
	%	95%	58%	0%	0%	95%	5%	100%
KPMG
2019		9.8	5.1	0.4	0.2	10.2	0.1	10.3
	%	95%	49%	4%	2%	99%	1%	100%
2018		10.9	6.3	0.5	0.3	11.4	0.1	11.5
	%	95%	55%	4%	2%	99%	1%	100%
2017		11.4	6.9	0.3	0.2	11.7	0.1	11.8
	%	97%	58%	3%	2%	99%	1%	100%